Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Revenue	$ 589,370	$ 745,800	$ 790,055
Cost of sales	327,801	410,160	399,176
Gross margin	261,569	335,640	390,879
Operating expenses
Selling, marketing and administration	170,871	180,837	182,910
Research and development	48,811	50,032	51,431
Depreciation and amortization of property and equipment	21,190	21,259	22,796
Amortization of intangible assets	9,571	9,573	8,986
Restructuring costs (note 4)	20,774	13,375
Impairment of goodwill (note 8)	34,173
Impairment of property and equipment (note 7)	2,194
Total operating expenses	307,584	275,076	266,123
Operating (loss) income	(46,015)	60,564	124,756
Non-operating expenses (income)
Interest expense	12,761	14,576	26,321
Interest expense on related party debt			5,297
Foreign exchange loss (gain)	5,003	8,544	(10,534)
Other income, net	(306)	(516)	(486)
Total non-operating expenses	17,458	22,604	20,598
(Loss) income before income taxes	(63,473)	37,960	104,158
Income tax (recovery) expense (note 13)
Current	(1,315)	15,364	35,652
Deferred	(7,663)	(8,448)	(340)
Income tax expense total	(8,978)	6,916	35,312
Net (loss) income	$ (54,495)	$ 31,044	$ 68,846
(Loss) earnings per share (note 15)
Basic	$ (0.45)	$ 0.25	$ 0.53
Diluted	$ (0.45)	$ 0.25	$ 0.53